Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GreenFi Funds Trust
Entity Central Index Key	0001594854
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
GreenFi Redwood Fund
Shareholder Report [Line Items]
Fund Name	GreenFi Redwood Fund
Class Name	GreenFi Redwood Fund
Trading Symbol	REDWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GreenFi Redwood Fund (the "Fund") for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.greenfi.com/redwood. You can also request this information by contacting us at 800 683-8529.
Additional Information Phone Number	800 683-8529
Additional Information Website	https://funds.greenfi.com/redwood
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GreenFi Redwood Fund	$125	1.28%¹
¹	Annualized

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.28% [1]
Net Assets	$ 135,749,050
Holdings Count | Holdings	48
Investment Company, Portfolio Turnover	11.90%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Net Assets	$135,749,050
Number of Holdings	48
Portfolio Turnover Rate	11.90%

Holdings [Text Block]	What did the Fund invest in? (as of March 31, 2026) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
NVIDIA Corp	7.6%
Alphabet Inc	7.6%
Microsoft Corp	6.3%
Amazon.com Inc	4.8%
Visa Inc	3.6%
Costco Wholesale Corp	3.0%
Broadcom Inc	3.0%
Eli Lilly & Co	2.9%
TJX Cos Inc/The	2.9%
Apple Inc	2.8%

[1]	Annualized